Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2017
Payables and Accruals [Abstract]
Accounts PayableAndAccruedLiabilities
	August 31, 2017	August 31, 2016
Accounts payable	$311,598	$201,276
Accrued liabilities	8,280	10,325
	$319,878	$211,601